Other Borrowed Funds (Details) (USD $)	Mar. 31, 2011	Dec. 31, 2010
Other Borrowed Funds [Abstract]
Advances from Federal Home Loan Banks	$ 1,500,000,000	$ 2,250,000,000
Other	35,204,000,000	32,075,000,000
Total other borrowed funds	36,704,000,000	34,325,000,000
Other Borrowed Funds (Numeric) [Abstract]
Advances from Federal Home Loan Banks reclassified to long-term debt		23,000,000,000
Other borrowed funds, fair value	10,600,000,000	9,900,000,000
Collateral used to secure Other Borrowed Funds	16,300,000,000	15,000,000,000
Secured Debt [Member]
Other Borrowed Funds [Abstract]
Other	$ 16,400,000,000	$ 14,800,000,000